Common and Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common and Preferred Stock

10. Common and Preferred Stock:

The Hillman Companies has one class of common stock, with 5,000 shares authorized and issued as of March 31, 2013. All outstanding shares of Hillman Companies’ common stock are owned by Holdco.

Under the terms of the Stockholders Agreement for the Holdco common stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within the control of the issuer. Further, if it is determined that redemption of the shares is probable, the shares are marked to redemption value which equals fair value at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 210.4 shares of common stock held by management are recorded outside permanent equity and have been adjusted to the fair value of $14,485 as of March 31, 2013.

The Hillman Companies has one class of preferred stock, with 5,000 shares authorized and none issued as of March 31, 2013.

13.	Common and Preferred Stock:

Common Stock

Prior to the Merger Transaction, The Hillman Companies, Inc. had three classes of common stock. Immediately prior to the consummation of the Merger Transaction, the Company had (i) 23,141 authorized shares of Class A Common Stock, 6,201 of which were issued and outstanding, (ii) 2,500 authorized shares of Class B Common Stock, 970.6 of which were issued and outstanding, and (iii) 30,109 authorized shares of Class C Common Stock, 2,787.1 of which issued and outstanding.

Each share of Class A Common Stock entitled its holder to one vote. Each holder of Class A Common Stock was entitled at any time to convert any or all of such shares into an equal number of shares of Class C Common Stock. Holders of Class B Common Stock had no voting rights. The Class B Common Stock was initially purchased by and issued to certain members of the Company’s management and was subject to vesting over five years in connection with the acquisition of The Hillman Companies, Inc. by affiliates of CHS and OTPP in 2004. Each share of Class C Common Stock entitled its holder to one vote, provided that the aggregate voting power of Class C Common Stock (with respect to the election of directors) could not exceed 30%. Each holder of Class C Common Stock was entitled at any time to convert any or all of the shares into an equal number of shares of Class A Common Stock.

Upon consummation of the Merger Transaction, each share of Class A Common Stock, Class B Common Stock and Class C Common Stock of The Hillman Companies, Inc. issued and outstanding immediately prior thereto (other than as set forth in the immediately preceding sentence), as well as each outstanding option to purchase any such shares of common stock, was converted into the right to receive, in cash, a portion of the merger consideration in the Merger Transaction. Certain shares held by Company management were contributed by the holders thereof to Holdco in exchange for shares of Holdco.

After consummation of the Merger Transaction, The Hillman Companies, Inc. has one class of common stock. All outstanding shares of The Hillman Companies, Inc. common stock are owned by Holdco.

Under the terms of the Stockholders Agreement for the Holdco Common Stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within control of the issuer. Further, if it is determined that redemption of the shares is probable, the shares are marked to redemption value which equals fair value at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 198.3 shares of common stock held by management are recorded outside permanent equity and were adjusted to the fair value of $14,116 as of December 31, 2012 and $12,247 as of December 31, 2011.

Preferred Stock:

Immediately prior to the Merger Transaction, The Hillman Companies, Inc. had 238,889 authorized shares of its Class A Preferred Stock, 82,104.8 of which were issued and outstanding and 13,450.7 of which were reserved for issuance upon the exercise of options to purchase shares of its Class A Preferred Stock. Holders of The Hillman Companies, Inc.’s Class A Preferred Stock were not entitled to any voting rights and were entitled to preferential dividends that accrued on a daily basis.

In addition, prior to the Merger Transaction, Hillman Investment Company, a subsidiary of The Hillman Companies, Inc. had 166,667 authorized shares of its Class A Preferred Stock, 57,282.4 of which were issued and outstanding and 9,384.2 of which were reserved for issuance upon the exercise of options to purchase shares of its Class A Preferred Stock. Holders of Hillman Investment Company’s Class A Preferred Stock were not entitled to any voting rights and were entitled to preferential dividends that accrued on a daily basis.

Hillman Investment Company Class A Preferred Stock was mandatorily redeemable on March 31, 2028 and, prior to the Merger Transaction, was classified as debt in the Company’s consolidated balance sheets. The Hillman Investment Company Class A Preferred Stock was redeemable at its liquidation value of one thousand dollars per share plus all accumulated and unpaid dividends. Dividends on the mandatorily redeemable Class A Preferred Stock were $4,911 for the Predecessor five months ended May 28, 2010. The dividends on the mandatorily redeemable Class A Preferred Stock were recorded as interest expense in the accompanying consolidated statements of operations.

In connection with the 2004 acquisition of the Company, options in a predecessor to the Company were cancelled and converted into rights to receive options to purchase 3,895.16 shares of The Hillman Companies, Inc. Class A Preferred Stock and 2,717.55 shares of Hillman Investment Company Class A Preferred Stock (collectively the “Purchased Options”). The Purchased Options had a weighted average strike price of $170.69 per share. The fair value of the Hillman Investment Company Class A Preferred Stock options has been included with the underlying security in the accompanying consolidated balance sheets. Security instruments with a redemption date that is certain to occur are to be classified as liabilities. The Hillman Companies, Inc. Class A Preferred Stock options, which had a March 31, 2028 expiration date, were classified at their fair value in the liability section of the consolidated balance sheets. To the extent the Company pays a dividend to holders of the Class A Preferred Stock and the Hillman Investment Company Class A Preferred Stock, the Purchased Option holder was entitled to receive an amount equal to the dividend which would have been paid if the Purchased Options had been exercised on the date immediately prior to the record date for the dividend. Dividends on the Purchased Options were recorded as interest expense in the accompanying consolidated statement of operations. Additionally, under the terms of the ESA, the Purchased Options could be put back to the Company at fair value if employment was terminated.

The initial and subsequent valuations of the Purchased Options were measured at fair value with the change in fair value recognized as interest expense. Interest expense of $577 was recorded for the Predecessor five months ended May 28, 2010 to recognize the increase in fair value of the Purchased Options.

Upon consummation of the Merger Transaction, each share of The Hillman Companies, Inc.’s Class A Preferred Stock issued and outstanding immediately prior thereto, as well as each outstanding option to purchase any such shares of preferred stock, was converted into the right to receive an amount, in cash, equal to the liquidation value thereof plus all accrued and unpaid dividends on such shares as of the effective time of the Merger Transaction. In addition, at closing of the Merger Transaction, Hillman Investment Company redeemed each outstanding share of its Class A Preferred Stock at an amount equal to the liquidation value thereof plus all accrued and unpaid dividends on such shares as of the effective time of the Merger Transaction. Options to purchase shares of Hillman Investment Company’s Class A Preferred Stock were cancelled in exchange for a similar cash payment.